UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2009

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 13, 2009

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       41

Form 13F Information Table value total:       $96110



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Baxter International       COM              071813109        705   13308SH       SOLE                 0       0  13308
Becton, Dickinson and CompaCOM              075887109        600    8409SH       SOLE                 0       0   8409
Blackrock Invt Qlty Muni   COM              09247D105        158   13536SH       SOLE                 0       0  13536
BP ADR                     SPONSORED ADR    055622104        627   13147SH       SOLE                 0       0  13147
Caterpillar, Inc.          COM               149123101       214    6492SH       SOLE                 0       0   6492
Chevron Corporation        COM               166764100       659    9942SH       SOLE                 0       0   9942
Church & Dwight Co Inc     COM               171340102       610   11231SH       SOLE                 0       0  11231
Colgate-Palmolive Company  COM               194162103       783   11071SH       SOLE                 0       0  11071
Del Monte Foods Co         COM              24522P103         94   10000SH       SOLE                 0       0  10000
Dun & Bradstreet CorporatioCOM              26483E100        559    6887SH       SOLE                 0       0   6887
Eaton Vance                COM               278265103       209    7800SH       SOLE                 0       0   7800
Exxon Mobil Corporation    COM              30231G102       1845   26397SH       SOLE                 0       0  26397
H.J. Heinz Company         COM               423074103       625   17506SH       SOLE                 0       0  17506
Hewlett-Packard Company    COM               428236103       871   22536SH       SOLE                 0       0  22536
Int'l Business Machines    COM               459200101       744    7122SH       SOLE                 0       0   7122
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457      1999   23876SH       SOLE                 0       0  23876
iShares MSCI EAFE Index    MCSI EAFE IDX     464287465      6357  138772SH       SOLE                 0       0 138772
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      3632  112683SH       SOLE                 0       0 112683
iShares S&P Global Telecom S&P GBL TELCM     464287275       534   11229SH       SOLE                 0       0  11229
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      1795   62748SH       SOLE                 0       0  62748
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      2779   80008SH       SOLE                 0       0  80008
L-3 Communications Hldgs   COM               502424104       449    6470SH       SOLE                 0       0   6470
Lab Corp of America        COM              50540R409        726   10705SH       SOLE                 0       0  10705
Macrovision Solutions Cp   COM              55611C108        712   32645SH       SOLE                 0       0  32645
Netflix Inc                COM              64110L106        508   12286SH       SOLE                 0       0  12286
NIKE, Inc.                 COM               654106103       699   13505SH       SOLE                 0       0  13505
PG&E Corp                  COM              69331C108        324    8423SH       SOLE                 0       0   8423
Plum Creek Timber Co       COM               729251108      3233  108569SH       SOLE                 0       0 108569
Praxair, Inc.              COM              74005P104        661    9300SH       SOLE                 0       0   9300
S&P 500 Equal Weighted     S&P 500 EQ TRD   78355W106        840   27263SH       SOLE                 0       0  27263
Schlumberger Limited       COM               806857108       648   11973SH       SOLE                 0       0  11973
Southern Company           COM               842587107       419   13462SH       SOLE                 0       0  13462
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      17619  412810SH       SOLE                 0       0 412810
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       5254  142967SH       SOLE                 0       0 142967
SPDR DJ Wilshire Small Cap DJWS SMALL CAP   78464A813       2728   65948SH       SOLE                 0       0  65948
SPDR DJ Wilshire Total Mkt DJWS TOTAL MKT   78464A805        232    3448SH       SOLE                 0       0   3448
Teva Pharmaceutical ADR    ADR              881624209        583   11824SH       SOLE                 0       0  11824
Thermo Fisher Scientific   COM               883556102       715   17534SH       SOLE                 0       0  17534
Vanguard Total Bond Market TOTAL BND MRKT    921937835     32557  419064SH       SOLE                 0       0 419064
Verizon Communications, IncCOM              92343V104        243    7898SH       SOLE                 0       0   7898
Wal-Mart Stores, Inc.      COM               931142103       561   11587SH       SOLE                 0       0  11587